Long Term Debt - Minimum Annual Principal Payments(Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt [Abstract]
2013	$ 36,700,000
2014	22,700,000
2015	31,450,000
2016	17,700,000
2017	97,450,000
Thereafter	10,250,000
Total	$ 216,250,000	$ 211,200,000